Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 06, 2022	Apr. 30, 2022	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Related Party Transactions (Details) [Line Items]
Related party payable							$ 500
Agreement term period		12 months
Cash fee		$ 1,425
Converted shares (in Shares)				871,256	871,256
Expenses recognized amount			$ 2,081		$ 15
Additional payment to related party					$ 834	$ 150
Treasury stock, common shares (in Shares)			80,000
Company loan, description					The Company loaned Delwinds $387 per month in June 2022, July 2022, and August 2022 prior to the Closing of the Business Combination.
Related party payable					$ 500
Treasury stock, common shares (in Shares)			2,140,761		2,140,761
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)		1,500,000
Aggregate principal amount	$ 1,160
Per share of aggregate principal amount (in Dollars per share)	$ 0.035
Consulting Agreement [Member]
Related Party Transactions (Details) [Line Items]
Expenses recognized amount					$ 5,649
Contractor Agreement [Member]
Related Party Transactions (Details) [Line Items]
Expenses recognized amount					29
Dr. Khaleghi [Member]
Related Party Transactions (Details) [Line Items]
Additional payment to related party			$ 0		27
Additional payment to related party					$ 99	$ 18
Treasury stock, common shares (in Shares)					80,000